Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes to the Carrying Amount of Goodwill

Changes to the carrying amount of goodwill for the years ended December 31, 2018 and 2017 are provided in the following table.

	2018	2017
Balance at beginning of year	$10,050	$10,050
Goodwill from current year PSB acquisition	8,243

Balance at end of year	$18,293	$10,050

Summary of Core Deposit Intangible Assets

A summary of core deposit intangible assets as of December 31, 2018 and 2017 is set forth below.

	2018	2017
Gross carrying amount	$7,413	$2,763
Less: accumulated amortization	(1,830)	(1,203)

Net carrying amount	$5,583	$1,560

Schedule of Estimated Amortization Expenses Related to Core Deposit Intangible Assets

Estimated amortization expenses related to the core deposit intangible assets for the next five years are as follows:

	Keystone	PSB	Total
2019	$388	$865	$1,253
2020	303	772	1,075
2021	217	680	897
2022	132	588	720
2023	46	496	542
Afterward		1,096	1,096

	$1,086	$4,497	$5,583